Supplemental Guarantor Information - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2010 USD ($)	Sep. 30, 2003 USD ($)
Disclosure of supplemental guarantor information [line items]
Percentage of ownership interest	100.00%
Notes | €	€ 9,316		€ 7,981
Bonds acquired				$ 87,445
CRH America Finance Inc [member]
Disclosure of supplemental guarantor information [line items]
Percentage of ownership interest	100.00%
CRH America, Inc [member] | 5.750% Notes Due 2021 [member]
Disclosure of supplemental guarantor information [line items]
Notes		$ 400,000
Notes interest rate	5.75%	5.75%
Notes maturity year	2021
Notes listing description	NYSE
CRH America, Inc [member] | 3.875% Notes Due 2025 [member]
Disclosure of supplemental guarantor information [line items]
Notes		$ 1,250,000
Notes interest rate	3.875%	3.875%
Notes maturity year	2025
Notes listing description	Euronext Dublin
CRH America, Inc [member] | 6.40% Notes Due 2033 [member]
Disclosure of supplemental guarantor information [line items]
Notes		$ 300,000			$ 300,000
Notes interest rate	6.40%	6.40%
Notes maturity year	2033
Notes listing description	Euronext Dublin
Bonds acquired				$ 87,445
CRH America, Inc [member] | 5.125 Notes Due 2045 [member]
Disclosure of supplemental guarantor information [line items]
Notes		$ 500,000
Notes interest rate	5.125%	5.125%
Notes maturity year	2045
Notes listing description	Euronext Dublin